Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0001058307
Registrant Name	NextPlat Corp
Registration File Number	333-295602
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES